Fair Value Measurements (Details) - Recurring - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	$ 34,032	$ 33,512
Liabilities	2,147	1,895
Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	917	713
Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,230	1,182
Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,058	1,281
Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	259
US Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	23,090	22,358
State and municipal
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,428	4,245
Mortgage and asset-backed
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,156	3,116
Corporate - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	881	847
Government - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	435	415
U.S. Government and federal agency
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	817	776
Equity
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	167	217
Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	193	260
Liabilities	0	0
Level 1 | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | US Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | State and municipal
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Mortgage and asset-backed
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Corporate - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	12
Level 1 | Government - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	5
Level 1 | U.S. Government and federal agency
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	49	49
Level 1 | Equity
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	144	194
Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	37,765	35,331
Liabilities	6,483	6,860
Level 2 | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	5,253	5,677
Level 2 | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,230	1,182
Level 2 | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	8,761	7,312
Level 2 | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 2 | US Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	19,947	19,351
Level 2 | State and municipal
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,397	4,215
Level 2 | Mortgage and asset-backed
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,133	3,084
Level 2 | Corporate - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	586	544
Level 2 | Government - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	435	410
Level 2 | U.S. Government and federal agency
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	491	404
Level 2 | Equity
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	14	9
Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,875	4,033
Liabilities	29	4
Level 3 | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	29	4
Level 3 | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 3 | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	97	79
Level 3 | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	259
Level 3 | US Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,143	3,006
Level 3 | State and municipal
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	31	30
Level 3 | Mortgage and asset-backed
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	23	32
Level 3 | Corporate - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	295	290
Level 3 | Government - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 3 | U.S. Government and federal agency
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	277	323
Level 3 | Equity
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	9	13
Netting Adjustment
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(7,800)	(6,110)
Liabilities	(4,365)	(4,968)
Netting Adjustment | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	(4,365)	(4,968)
Netting Adjustment | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Netting Adjustment | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(7,800)	(6,110)
Netting Adjustment | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | US Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | State and municipal
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Mortgage and asset-backed
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Corporate - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Government - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | U.S. Government and federal agency
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Equity
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	$ 0	$ 0